VESSELS AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
VESSELS AND EQUIPMENT, NET [Abstract]
Vessels and equipment, cost	$ 1,062,295,000	$ 811,740,000
Vessels and equipment, accumulated depreciation	165,465,000	116,229,000
Vessels and equipment, net	896,830,000	695,511,000
Number of drybulk carriers delivered	4	2
Number of jack-up drilling rigs delivered	1
Cost of drybulk carriers	123,500,000
Cost of jack-up drilling rig Soehanah	151,600,000
Number of container vessel delivered		1
Cost of drybulk carriers and container vessel		103,200,000
Depreciation expense	$ 49,929,000	$ 34,201,000	$ 30,236,000